R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.5%
	APPAREL & TEXTILE PRODUCTS - 2.9%
137	LVMH Moet Hennessy Louis Vuitton S.E.	$ 105,241
555	NIKE, Inc., Class B	60,878
		166,119
	ASSET MANAGEMENT - 3.0%
237	BlackRock, Inc.	169,692

	AUTOMOTIVE - 2.0%
1,815	Magna International, Inc.	111,761

	BANKING - 7.7%
5,919	DBS Group Holdings Ltd.	153,067
1,054	JPMorgan Chase & Company	145,642
25,083	Mitsubishi UFJ Financial Group, Inc.	137,164
		435,873
	BEVERAGES - 5.7%
37,546	Ambev S.A. - ADR	114,515
1,613	Coca-Cola Company	102,603
2,362	Diageo plc	108,437
		325,555
	BIOTECH & PHARMA - 9.5%
397	CSL Ltd.	80,874
1,759	Novartis A.G.	155,490
583	Novo Nordisk A/S, Class B	72,112
2,958	Pfizer, Inc.	148,285
260	Roche Holding A.G.	84,569
		541,330
	CHEMICALS - 4.1%
362	Avery Dennison Corporation	69,985
1,002	Croda International plc	82,072
1,641	Dow, Inc.	83,642
		235,699
	COMMERCIAL SUPPORT SERVICES - 2.6%
3,597	Rollins, Inc.	145,463

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	CONSTRUCTION MATERIALS - 0.6%
1,633	James Hardie Industries plc - ADR	$ 32,415

	ELECTRIC UTILITIES - 5.7%
14,672	CLP Holdings Ltd.	106,319
9,351	National Grid plc	114,369
1,232	NextEra Energy, Inc.	104,350
		325,038
	ELECTRICAL EQUIPMENT - 2.4%
2,801	Kone OYJ, Class B	138,649

	HOUSEHOLD PRODUCTS - 1.9%
738	Clorox Company	109,704

	INDUSTRIAL REIT - 1.0%
984	Terreno Realty Corporation	57,702

	INDUSTRIAL SUPPORT SERVICES - 0.9%
915	Ritchie Bros Auctioneers, Inc.	50,166

	INSTITUTIONAL FINANCIAL SERVICES - 4.8%
679	Deutsche Boerse A.G.	124,439
3,810	Hong Kong Exchanges & Clearing Ltd.	149,263
		273,702
	INSURANCE - 1.2%
758	Swiss Re A.G.	67,461

	INTERNET MEDIA & SERVICES - 1.5%
12,626	Rightmove plc	84,237

	LEISURE FACILITIES & SERVICES - 1.6%
863	Starbucks Corporation	88,199

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	LEISURE PRODUCTS - 1.1%
1,000	Hasbro, Inc.	$ 62,820

	MACHINERY - 1.6%
2,275	Washtec A.G.	89,478

	MEDICAL EQUIPMENT & DEVICES - 4.2%
731	Coloplast A/S - Series B	85,263
1,914	Medtronic plc	151,283
		236,546
	OIL & GAS PRODUCERS - 6.5%
798	Chevron Corporation	146,282
479	Marathon Petroleum Corporation	58,347
3,007	Rubis SCA	75,817
3,029	Shell plc	89,248
		369,694
	RETAIL - CONSUMER STAPLES - 1.4%
484	Target Corporation	80,862

	SELF-STORAGE REIT - 1.9%
9,500	Safestore Holdings plc	103,880

	SEMICONDUCTORS - 3.3%
2,259	Taiwan Semiconductor Manufacturing Company Ltd. - ADR	187,452

	SOFTWARE - 3.7%
591	Microsoft Corporation	150,788
1,192	Neste OYJ	61,276
		212,064
	SPECIALTY FINANCE - 2.2%
3,057	Fidelity National Financial, Inc.	123,380

	TECHNOLOGY HARDWARE - 1.9%
727	Apple, Inc.	107,618

R3 GLOBAL DIVIDEND GROWTH ETF
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
November 30, 2022

Shares		Fair Value
	COMMON STOCKS — 97.5% (Continued)
	TECHNOLOGY SERVICES - 3.7%
2,659	Experian plc	$ 93,124
550	Visa, Inc., Class A	119,350
		212,474
	TELECOMMUNICATIONS - 4.9%
2,204	BCE, Inc.	104,960
5,613	Telenor ASA	54,322
2,986	Verizon Communications, Inc.	116,394
		275,676
	TRANSPORTATION & LOGISTICS - 2.0%
530	Union Pacific Corporation	115,238

	TOTAL COMMON STOCKS (Cost $5,622,421)	5,535,947

	TOTAL INVESTMENTS - 97.5% (Cost $5,622,421)	$ 5,535,947
	OTHER ASSETS IN EXCESS OF LIABILITIES- 2.5%	144,408
	NET ASSETS - 100.0%	$ 5,680,355

ADR	- American Depositary Receipt
A/S	- Anonim Sirketi
LTD	- Limited Company
OYJ	- Julkinen osakeyhtiö
PLC	- Public Limited Company
REIT	- Real Estate Investment Trust
S/A	- Société Anonyme